Short-Term Investments	12 Months Ended
Dec. 31, 2020
Short-term Investments [Abstract]
Short-Term Investments
7.	Short-term investments

	December 31, 2019		December 31, 2020
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	2,211,055	2,211,055	1,206,539	1,206,539
US$	1,215	8,476	—	—

Total		2,219,531		1,206,539